Trade receivables	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [Abstract]
Trade receivables
18	Trade receivables

	At December 31,
	2018	2017
Non-Current
Accounts receivable	3,524	4,244
Loss allowance (see Note 3A(iii))	(2,105)	-
	1,419	4,244
Current
Accounts receivable	137,831	141,253
Trade receivables from related parties (Note 26)	2,988	1,130
Loss allowance (see Note 3A(iii))	(23,922)	(20,549)
	116,897	121,834

Fair value of trade receivables approximate book value.